MARKETABLE SECURITIES AND FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Marketable Securities and Fair Value Measurement [Abstract]
Schedule of Marketable Securities

The following table sets forth the Company’s marketable securities for the periods indicated:

	December 31
	2020	2019
Government bonds *	124,821	104,349
Corporate debt securities	15,118	14,023
Certificates of deposit	2,068	1,772
Total	142,007	120,144

*	As of December 31, 2020 and 2019, consists of $2,555 and $2,104 non-U.S. government bonds, respectively.

Schedule of Financial Assets Measured at Fair Value on Recurring Basis

The following table sets forth the Company’s financial assets as of December 31, 2020 and 2019, that are measured at fair value on a recurring basis during the period:

	December 31, 2020
	Fair value	Cost or amortized cost	Gross unrealized holding loss	Gross unrealized holding gains
Level 2 securities:
Government bonds	124,821	124,462	(12)	371
Corporate debt securities	15,118	15,040	(16)	94
Certificates of deposit	2,068	2,042	-	26
Total	142,007	141,544	(28)	491

	December 31, 2019
	Fair value	Cost or amortized cost	Gross unrealized holding loss	Gross unrealized holding gains
Level 2 securities:
Government bonds	104,349	104,230	(38)	157
Corporate debt securities	14,023	13,985	(15)	53
Certificates of deposit	1,772	1,768	-	4
Total	120,144	119,983	(53)	214

Schedule of Debt Securities on Maturity

As of December 31, 2020 and 2019, the Company’s debt securities had the following maturity dates:

	December 31
	2020	2019
Due within one year	21,662	32,642
1 to 2 years	91,401	41,784
2 to 3 years	28,944	45,718
Total	142,007	120,144